COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

COMMON STOCKS (98.46%)	Shares	Fair Value

Australia (26.74%)
Biotech (3.37%)
CSL Ltd.	2,500	$482,494

Coal Mining (0.22%)
Coronado Global Resources, Inc. - CDI	50,000	31,261

Containers & Packaging (2.21%)
Brambles Ltd.	26,265	202,313
Orora Ltd.	69,456	114,147
		316,460
Environmental & Facilities Services (0.83%)
Cleanaway Waste Management Ltd.	80,000	119,471

Exploration & Production (0.94%)
Senex Energy Ltd.(a)	700,000	135,048

Gas Utilities (1.65%)
APA Group	30,000	235,799

Health Care Facilities (0.62%)
Ramsay Health Care Ltd.	2,000	88,574

Health Care Services (4.56%)
Sonic Healthcare Ltd.	28,382	650,992

Integrated Electric Utilities (0.28%)
Origin Energy Ltd.	10,617	40,738

Internet Media & Services (4.98%)
carsales.com Ltd.	21,849	287,261
SEEK Ltd.	20,000	309,682
Webjet Ltd.	57,000	115,263
		712,206
Logistics Services (1.12%)
Qube Holdings Ltd.	82,415	160,766

Medical Devices (2.85%)
Cochlear Ltd.	3,000	407,760

P&C Insurance (0.61%)
QBE Insurance Group Ltd.	12,401	87,813

Packaged Foods & Meats (0.75%)
Freedom Foods Group Ltd. (b)	60,000	107,181

Retail REITs (0.81%)
Scentre Group Ltd.	80,000	116,613

Transport Operations & Services (0.94%)
Sydney Airport Ltd.	36,000	134,534

Total Australia		3,827,710
New Zealand (71.72%)
Agricultural Producers (1.23%)
New Zealand King Salmon Investments Ltd.	145,000	175,915

Alcoholic Beverages (1.29%)
Delegat Group Ltd.	21,456	184,916

Courier Services (3.36%)
Freightways Ltd.	103,540	481,182

Diversified Banks (1.65%)
Heartland Group Holdings Ltd.	272,619	236,761

Flow Control Equipment (1.69%)
Skellerup Holdings Ltd.	150,000	242,641

Food & Drug Stores (0.88%)
Green Cross Health Ltd.	181,796	125,946

Health Care Facilities (3.51%)
Ryman Healthcare Ltd.	57,000	502,585

Health Care Supply Chain (0.49%)
AFT Pharmaceuticals Ltd.(a)	23,000	70,141

Home Products Stores (2.91%)
Briscoe Group Ltd.	183,520	416,095

Life Science & Diagnostics (2.78%)
Pacific Edge Ltd.(a)	800,000	397,772

Lodging (2.56%)
Millennium & Copthorne Hotels New Zealand Ltd.	300,000	365,951

Logistics Services (4.67%)
Mainfreight Ltd.	21,500	668,490

Measurement Instruments (3.54%)
ikeGPS Group Ltd.(a)	831,366	507,065

Medical Equipment (4.45%)
Fisher & Paykel Healthcare Corporation Ltd.	26,721	637,733

Multi Asset Class Owners & Developers (2.29%)
Marsden Maritime Holdings Ltd.	81,425	327,125

P&C Insurance (1.08%)
TOWER Ltd.(a)	200,000	79,555
Turners Automotive Group Ltd.	50,000	75,245
		154,800
Packaged Food (2.81%)
Sanford Ltd.	93,406	402,505

Power Generation (8.87%)
Infratil Ltd.	207,000	662,828
Mercury NZ Ltd.	40,000	123,840
Meridian Energy Ltd.	150,000	483,294
		1,269,962
Real Estate Services (3.19%)
Arvida Group Ltd.	430,000	456,112

Refining & Marketing (0.71%)
New Zealand Refining Company Ltd.	215,157	101,274

Transport Operations & Services (17.76%)
Port of Tauranga Ltd.	55,000	280,761
South Port New Zealand Ltd.	545,780	2,261,420
		2,542,181
Total New Zealand		10,267,152

Total Common Stocks (Cost $8,844,493)		14,094,862

MONEY MARKET FUNDS (0.23%)

Federated Hermes Government Obligations Fund, Institutional Class, 0.06%(c)	32,787	32,787

Total Money Market Funds (Cost $32,787)		32,787

Total Investments (98.69%) (Cost $8,877,280)	14,127,649

Other Assets in Excess of Liabilities (1.31%)	187,565

NET ASSETS — 100.00%	$14,315,214

(a)	Non-income producing security.
(b)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.75% of the Fund’s net assets.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2020.

CDI – Chess Depositary Interest REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule of investments.

AFRICA FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

COMMON STOCKS (92.03%)	Shares	Fair Value

Botswana (0.02%)
Food & Drug Stores (0.02%)
Choppies Enterprises Ltd.(a)(b)	121,810	$499

Egypt (4.08%)
Banks (2.34%)
Commercial International Bank Egypt SAE	12,250	47,237

Other Commercial Support Services (1.74%)
Integrated Diagnostics Holdings PLC(a)	8,700	35,053

Total Egypt		82,290
Netherlands (3.38%)
Internet Media & Services (3.38%)
Prosus N.V.(a)	700	68,107

South Africa (82.89%)
Agricultural Producers (3.78%)
Astral Foods Ltd.	4,000	32,193
Crookes Brothers Ltd.(a)	8,000	21,472
Oceana Group Ltd.	5,362	22,536
		76,201
Airlines (0.59%)
Comair Ltd. (b)	227,570	11,981

Automotive Retailers (3.15%)
Barloworld Ltd.	4,300	16,585
Bidvest Group Ltd.	4,167	32,164
Combined Motor Holdings Ltd.	15,000	10,838
Motus Holdings Ltd. - ADR	2,400	3,912
		63,499
Banks (13.52%)
Capitec Bank Holdings Ltd.	2,850	147,456
FirstRand Ltd.	14,300	32,568
Nedbank Group Ltd.	4,000	24,548
Standard Bank Group Ltd. - ADR	10,800	68,040
		272,612
Basic & Diversified Chemicals (2.55%)
Sasol Ltd. - ADR(a)	6,400	51,392

Building Construction (0.97%)
Wilson Bayly Holmes-Ovcon Ltd.	3,000	19,624

Cable & Satellite (1.07%)
MultiChoice Group Ltd.(a)	3,500	21,566

Coal Mining (1.17%)
Exxaro Resources Ltd.	3,000	23,665

Food & Beverage Wholesalers (2.59%)
Bid Corporation Ltd.	3,167	52,233

Food & Drug Stores (2.38%)
Shoprite Holdings Ltd. - ADR	7,900	47,874

Home & Office Product Wholesalers (0.33%)
Alviva Holdings Ltd.	20,700	6,694

Infrastructure Construction (0.15%)
Murray & Roberts Holdings Ltd.	9,000	3,037

Institutional Brokerage (1.65%)
Coronation Fund Managers Ltd.	14,500	33,284

Internet Media & Services (6.32%)
Naspers Ltd., N Shares	700	127,360

Investment Companies (4.62%)
PSG Group Ltd.	10,400	93,042

Life & Health Insurance (1.69%)
Momentum Metropolitan Holdings	35,000	34,052

Life Insurance (5.18%)
Clientele Ltd.	90,000	45,856
Discovery Ltd.	9,000	58,520
		104,376
Logistics Services (1.39%)
Imperial Holdings Ltd. - ADR	2,400	4,620
Value Group Ltd.	87,364	23,400
		28,020
Marine Shipping (0.75%)
Grindrod Ltd.	70,000	15,068

Packaged Food (0.72%)
Tiger Brands Ltd.	1,400	14,416

Paper & Pulp Mills (0.78%)
Sappi Ltd.(a)	11,000	15,785

Precious Metals (19.76%)
Anglo American Platinum Ltd.	1,000	76,759
AngloGold Ashanti Ltd. - ADR	3,000	96,570
Gold Fields Ltd. - ADR	10,000	130,901
Impala Platinum Holdings Ltd.	10,500	93,729
		397,959
Professional Services (0.16%)
Adcorp Holdings Ltd.	20,000	3,276

Specialty & Generic Pharmaceuticals (1.15%)
Aspen Pharmacare Holdings Ltd.(a)	3,000	23,208

Specialty Apparel Stores (1.10%)
Mr. Price Group Ltd.	3,000	22,185

Wealth Management (0.94%)
Alexander Forbes Group Holdings Ltd.	100,000	18,965

Wireless Telecommunications (4.43%)
MTN Group Ltd. - ADR	12,500	44,188
Vodacom Group Ltd.	6,000	45,020
		89,208
Total South Africa		1,670,582
United Kingdom (1.66%)
Health Care Facilities (1.66%)
Mediclinic International Ltd.	9,562	33,464

Total Common Stocks (Cost $2,614,013)		1,854,942

EXCHANGE-TRADED FUNDS (6.59%)

Global X MSCI Nigeria ETF	5,550	50,450
VanEck Vectors Africa Index ETF	4,795	82,439

Total Exchange-Traded Funds (Cost $255,882)		132,889

MONEY MARKET FUNDS (2.47%)

Federated Hermes Government Obligations Fund, Institutional Class, 0.06%(c)	49,841	49,841

Total Money Market Funds (Cost $49,841)		49,841

Total Investments (101.09%) (Cost $2,919,736)		2,037,672

Liabilities in Excess of Other Assets (-1.09%)		(22,028)

NET ASSETS — 100.00%		$2,015,644

(a)	Non-income producing security.
(b)	Security is being fair valued in accordance with the Trust's fair valuation policies and represents 0.62% of the Fund's net assets.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2020.

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

COMMON STOCKS (95.13%)	Shares	Fair Value

Japan (95.13%)
Alcoholic Beverages (2.29%)
Kirin Holdings Company Ltd.	7,000	$134,491

Biotech (2.39%)
Sosei Group Corporation(a)	10,800	139,864

Building Construction (2.39%)
Kajima Corporation	12,850	140,315

Building Maintenance Services (1.03%)
Taihei Dengyo Kaisha Ltd.	3,000	60,614

Commercial Finance (3.27%)
Kyushu Leasing Service Company Ltd.	13,000	62,749
ORIX Corporation	12,000	128,767
		191,516
Commercial Vehicles (0.78%)
Hino Motors Ltd.(a)	8,000	45,869

Commercial & Residential Building Equipment & Systems (3.87%)
Daikin Industries Ltd.	1,300	226,560

Consumer Electronics (2.12%)
Sony Corporation - ADR	1,600	124,736

Courier Services (3.04%)
Yamato Holdings Company Ltd.	7,000	178,197

Diversified Industrials (2.02%)
Hitachi Ltd.	4,000	118,187

Electrical Power Equipment (1.41%)
Meidensha Corporation	5,600	82,678

Electronics Components (3.32%)
ALPS Electric Company Ltd.	3,000	37,491
Murata Manufacturing Company Ltd.	1,000	62,428
Taiyo Yuden Company Ltd.	3,000	94,081
		194,000

Factory Automation Equipment (2.57%)
FANUC Corporation	900	150,516

Food & Beverage Wholesalers (1.01%)
Yamae Hisano Company Ltd.	5,200	58,942

Food & Drug Stores (4.36%)
Maxvalu Kyushu Company Ltd.	3,000	74,443
Sugi Holdings Company Ltd.	2,500	180,889
		255,332
Health Care Supplies (5.04%)
Hoya Corporation	3,000	295,279

Industrial Machinery (1.56%)
SMC Corporation - ADR	3,500	91,455

Infrastructure Construction (0.63%)
Takada Corporation	6,000	36,839

IT Services (3.78%)
INES Corporation	5,000	66,830
Otsuka Corporation	3,000	154,724
		221,554
Life Insurance (3.57%)
Dai-ichi Life Insurance Company Ltd.	11,000	127,803
T&D Holdings, Inc.	10,000	81,518
		209,321
Logistics Services (2.37%)
Kintetsu World Express, Inc.	4,000	67,935
Nippon Express Company Ltd.	1,500	70,986
		138,921
Medical Devices (16.17%)
Asahi Intecc Company Ltd.	20,500	570,854
Terumo Corporation	10,000	375,475
		946,329
Medical Equipment (0.88%)
CYBERDYNE, Inc.(a)	14,000	51,839

Multi Asset Class Owners & Developers (3.18%)
Mitsui Fudosan Company Ltd.	3,000	46,701
Sumitomo Realty & Development Company Ltd.	4,000	101,619
Tokyu Fudosan Holdings Corporation	10,000	38,067
		186,387
Multi Asset Class REITs (1.38%)
Fukuoka REIT Corporation	70	80,999

Non-Alcoholic Beverages (1.02%)
Coca-Cola Bottlers Japan Holdings, Inc.	4,000	59,509

Personal Care Products (5.22%)
Kao Corporation	500	36,064
Unicharm Corporation	6,000	269,662
		305,726
Specialty Chemicals (3.98%)
JSR Corporation	3,000	64,355
Nippon Shokubai Company Ltd.	2,000	98,993
Shin-Etsu Chemical Company Ltd.	600	69,569
		232,917
Transit Services (10.48%)
Daiichi Koutsu Sangyo Company Ltd.	7,200	39,718
East Japan Railway Company	1,500	86,019
Hankyu Hanshin Holdings, Inc.	4,400	125,309
Keikyu Corporation	6,500	84,423
Keio Corporation	3,600	178,188
Tobu Railway Company Ltd.	3,600	100,179
		613,836

Total Common Stocks (Cost $3,633,014)		5,572,728

MONEY MARKET FUNDS (4.35%)

Federated Hermes Government Obligations Fund, Institutional Class, 0.06%(b)	254,654	254,654

Total Money Market Funds (Cost $254,654)		254,654

Total Investments (99.48%) (Cost $3,887,668)		5,827,382

Other Assets in Excess of Liabilities (0.52%)		30,714

NET ASSETS — 100.00%		$5,858,096

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2020.

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

COMMON STOCKS (97.95%)	Shares	Fair Value

Austria (0.20%)
Integrated Oils (0.20%)
OMV AG - ADR(a)	1,000	$31,334

Belgium (1.79%)
Biotech (1.79%)
Galapagos N.V. - ADR(a)	1,500	276,210

Brazil (0.99%)
Data & Transaction Processors (0.99%)
Pagseguro Digital Ltd., Class A(a)	4,000	152,920

Chile (1.40%)
Alcoholic Beverages (1.40%)
Cia Cervecerias Unidas SA - ADR	14,401	215,583

Denmark (0.78%)
Banks (0.78%)
Danske Bank A/S - ADR(a)	15,000	119,625

France (2.76%)
Basic & Diversified Chemicals (2.76%)
Arkema SA - ADR	4,130	425,101

Germany (3.44%)
Automobiles (0.55%)
Porsche Automobil Holding SE - ADR(a)	15,000	84,600

Diversified Industrials (2.89%)
Siemens AG - ADR	7,000	445,130

Total Germany		529,730
India (2.43%)
Banks (2.43%)
HDFC Bank Ltd. - ADR(a)	8,000	374,000

Israel (5.33%)
Application Software (5.33%)
NICE Ltd. - ADR(a)	4,000	820,960

Japan (6.41%)
Consumer Electronics (2.53%)
Sony Corporation - ADR	5,000	389,800

Electronics Components (3.88%)
Nidec Corporation - ADR	30,000	597,600

Total Japan		987,400
Netherlands (3.45%)
Personal Care Products (3.45%)
Unilever N.V. - ADR	9,000	531,270

Norway (2.67%)
P&C Insurance (2.67%)
Gjensidige Forsikring ASA - ADR(a)	20,000	410,624

Panama (0.40%)
Airlines (0.40%)
Copa Holdings, SA, Class A	1,500	62,160

South Africa (0.94%)
Food & Drug Stores (0.94%)
Shoprite Holdings Ltd. - ADR	24,000	145,440

Switzerland (7.01%)
Large Pharmaceuticals (3.36%)
Roche Holding AG - ADR	12,000	517,200

Packaged Food (3.65%)
Nestlé SA - ADR	4,750	559,788

Total Switzerland		1,076,988
United Kingdom (9.70%)
Alcoholic Beverages (2.68%)
Diageo plc - ADR	2,800	412,272

Integrated Oils (0.98%)
BP plc - ADR	6,816	150,225

Large Pharmaceuticals (5.13%)
AstraZeneca plc - ADR	8,000	446,240
GlaxoSmithKline plc - ADR	8,500	342,720
		788,960

Publishing (0.91%)
Pearson plc - ADR	20,000	140,000

Total United Kingdom		1,491,457
United States (48.25%)
Auto Parts (3.31%)
Miller Industries, Inc.	18,000	510,300

Automotive Retailers (2.18%)
Group 1 Automotive, Inc.	4,000	336,080

Banks (0.56%)
Umpqua Holdings Corporation	8,000	86,800

Communications Equipment (7.19%)
Apple, Inc.	2,600	1,105,103

Computer Hardware & Storage (2.59%)
NetApp, Inc.	9,000	398,700

Courier Services (1.64%)
FedEx Corporation	1,500	252,600

Diversified Banks (1.32%)
JPMorgan Chase & Company	2,100	202,944

Film & TV (2.28%)
Walt Disney Company (The)	3,000	350,820

Gas Utilities (1.04%)
Northwest Natural Holdings Company	3,000	160,470

Infrastructure Software (2.00%)
Microsoft Corporation	1,500	307,515

Integrated Oils (1.91%)
Chevron Corporation	3,500	293,790

Life Science & Diagnostics (5.38%)
Thermo Fisher Scientific, Inc.	2,000	827,900

Local TV & Radio Broadcast (0.38%)
Beasley Broadcast Group, Inc., Class A	33,000	58,410

Medical Equipment (1.45%)
Dentsply Sirona, Inc.	5,000	223,000

Personal Care Products (2.98%)
Procter & Gamble Company (The)	3,500	458,920

Rail Freight (3.75%)
Norfolk Southern Corporation	3,000	576,630

Semiconductor Devices (4.87%)
Intel Corporation	3,500	167,055
Skyworks Solutions, Inc.	4,000	582,320
		749,375
Video Games (1.84%)
Electronic Arts, Inc.(a)	2,000	283,240

Wireless Telecommunications (1.58%)
KVH Industries, Inc.(a)	30,000	243,600

Total United States		7,426,197

Total Common Stocks (Cost $9,046,063)		15,076,999

MONEY MARKET FUNDS (0.87%)

Federated Hermes Government Obligations Fund, Institutional Class, 0.06%(b)	134,592	134,592

Total Money Market Funds (Cost $134,592)		134,592

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED (0.31%)
United States (0.31%)
Boeing Company (The)	6	$94,800	$255	January 2022	$8,070
Caterpillar, Inc.	12	159,456	120	January 2022	30,000
Synchrony Financial	20	44,260	20	January 2022	10,400

Total Call Options Purchased (Cost $68,379)					48,470

Total Investments (99.13%) (Cost $9,249,034)					15,260,061

Other Assets in Excess of Liabilities (0.87%)					134,023

NET ASSETS — 100.00%					$15,394,084

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2020.

ADR	- American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

COMMON STOCKS (101.74%)	Shares	Fair Value

Agricultural Producers (0.23%)
BrasilAgro - Company Brasileira de Propriedades Agricolas - ADR	6,432	$25,985

Banks (5.23%)
FS Bancorp, Inc.	4,731	179,778
Harleysville Financial Corporation	8,675	197,009
Regions Financial Corporation	18,000	195,480
		572,267
Building Construction (1.92%)
Kajima Corporation - ADR	10,000	109,800
Lend Lease Group - ADR	11,900	100,674
		210,474
Building Materials (5.91%)
James Hardie Industries plc - ADR	25,000	519,749
Tecnoglass, Inc.	25,634	126,889
		646,638
Cement & Aggregates (1.15%)
Summit Materials, Inc., Class A(a)	8,535	125,635

Commercial & Residential Building Equipment and Systems (4.16%)
Lennox International, Inc.	1,700	455,838

Data Center REITs (8.90%)
CyrusOne, Inc.	5,200	433,784
Digital Realty Trust, Inc.	3,368	540,699
		974,483
Food & Drug Stores (0.18%)
IRSA Inversiones y Representaciones SA - ADR(a)	5,046	19,175

Health Care REITs (2.28%)
Physicians Realty Trust	8,000	144,320
Ventas, Inc.	2,750	105,490
		249,810
Home Products Stores (3.54%)
Lowe's Companies, Inc. (b)	2,600	387,166

Homebuilding (8.15%)
D.R. Horton, Inc. (b)	5,000	330,799
Lennar Corporation, Class A(b)	4,000	289,400
NVR, Inc.(a)	50	196,508

Toll Brothers, Inc. (b)	2,000	76,400
		893,107
Hotel REITs (1.64%)
Host Hotels & Resorts, Inc.	7,717	83,189
Ryman Hospitality Properties, Inc.	3,024	96,828
		180,017
Hotels Resorts & Cruise Lines (2.60%)
InterContinental Hotels Group plc - ADR	6,103	284,583

Industrial Machinery (1.42%)
Techtronic Industries Company Ltd. - ADR	3,000	155,333

Industrial REITs (7.60%)
EastGroup Properties, Inc.	1,200	159,192
Hannon Armstrong Sustainable Infrastructure, Inc.	7,600	266,228
Prologis, Inc.	2,000	210,840
STAG Industrial, Inc.	6,000	195,600
		831,860
Infrastructure REITs (14.71%)
American Tower Corporation, Class A	2,500	653,475
Crown Castle International Corporation	2,000	333,400
SBA Communications Corporation, Class A	2,000	623,080
		1,609,955
Mortgage Finance (2.40%)
Granite Point Mortgage Trust, Inc.	12,000	81,480
Ladder Capital Corporation	9,342	72,587
Redwood Trust, Inc.	15,192	108,319
		262,386
Mortgage REITs (0.83%)
Ares Commercial Real Estate Corporation	10,000	91,300

Multi Asset Class REITs (4.14%)
Washington Real Estate Investment Trust	6,000	134,160
WP Carey, Inc.	4,470	319,024
		453,184
Office REITs (4.98%)
Alexandria Real Estate Equities, Inc.	1,850	328,468
Boston Properties, Inc.	1,450	129,181
Douglas Emmett, Inc.	3,000	87,420
		545,069
Residential Owners & Developers (1.04%)
Cyrela Brazil Realty SA - ADR	22,000	113,960

Residential REITs (3.63%)
AvalonBay Communities, Inc.	1,300	199,056
Essex Property Trust, Inc.	900	198,666
		397,722
Retail Owners & Developers (0.22%)
IRSA Propiedades Comerciales SA - ADR	3,140	24,492

Retail REITs (2.93%)
National Retail Properties, Inc.	4,000	141,800
STORE Capital Corporation	7,600	180,044
		321,844
Self-Storage REITs (3.25%)
Extra Space Storage, Inc.	2,500	258,350
Global Self Storage, Inc.	26,000	97,240
		355,590
Specialized REITs (2.99%)
Charter Hall Education Trust	83,076	144,248
Global Net Lease, Inc.	11,000	183,150
		327,398
Specialty REITs (3.27%)
Gladstone Land Corporation	9,700	155,976
Iron Mountain, Inc.	7,200	202,968
		358,944
Trading Companies & Distributors (1.25%)
Foundation Building Materials, Inc.(a)	10,000	137,300

Transport Operations & Services (1.19%)
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR(a)	1,300	129,779

Total Common Stocks (Cost $7,463,271)		11,141,294

MONEY MARKET FUNDS (2.48%)

Federated Hermes Government Obligations Fund, Institutional Class, 0.06%(c)	271,821	271,821

Total Money Market Funds (Cost $271,821)		271,821

Total Investments (104.22%) (Cost $7,735,092)		11,413,115

Liabilities in Excess of Other Assets (-4.22%)		(462,199)

NET ASSETS — 100.00%		$10,950,916

(a)	Non-income producing security.
(b)	Subject to call options written.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2020.

ADR	- American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
July 31, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Written Call Options (-2.19%)
D.R. Horton, Inc.	(50)	$(330,800)	$ 55 .00	January 2021	$(71,350)
Lennar Corporation	(40)	(289,400)	60 .00	January 2021	(68,000)
Lowe's Companies, Inc.	(26)	(387,166)	115 .00	January 2021	(97,344)
Toll Brothers, Inc.	(20)	(76,400)	50 .00	January 2021	(3,400)

Total Written Options (Premiums Received $90,665)					$(240,094)

See accompanying notes which are an integral part of this schedule of open written option contracts.

At July 31, 2020 the gross unrealized appreciation (depreciation) on investments, foreign currency translations, options written and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$6,575,919	$329,587	$2,321,132	$6,762,287	$4,525,041
Gross unrealized depreciation	(1,325,550)	(1,211,651)	(399,105)	(780,305)	(1,028,311)
Net unrealized appreciation (depreciation) on investments	$5,250,369	$(882,064)	$1,922,027	$5,981,982	$3,496,730
Tax cost of investments	$8,877,280	$2,919,736	$3,905,355	$9,278,079	$7,676,291

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (‘‘PFICs’’).

Commonwealth International Series Trust

Notes to Schedules of Investments (Unaudited)

July 31, 2020

The Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”) are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met (trigger). The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds - Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds - The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy. If there is no reported close price on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. In this instance, the securities would generally be categorized as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2020:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(a)	$13,319,191	$668,490	$107,181	(b)	$14,094,862
Money Market Funds	32,787	-	-		32,787
Total	$13,351,978	$668,490	$107,181		$14,127,649

	Africa Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(a)	$486,200	$1,356,262	$12,480	(c)	$1,854,942
Exchange-Traded Funds	132,889	-	-		132,889
Money Market Funds	49,841	-	-		49,841
Total	$668,930	$1,356,262	$12,480		$2,037,672

	Japan Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$5,572,728	$-	$-	$5,572,728
Money Market Funds	254,654	-	-	254,654
Total	$5,827,382	$-	$-	$5,827,382

	Global Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$14,666,375	$410,624	$-	$15,076,999
Call Options Purchased	30,000	18,470	-	48,470
Money Market Funds	134,592	-	-	134,592
Total	$14,830,967	$429,094	$-	$15,260,061

	Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$11,027,334	$113,960	$-	$11,141,294
Money Market Funds	271,821	-	-	271,821
Total	$11,299,155	$113,960	$-	$11,413,115

(a)	All sub-categories within Common Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry or country, please refer to the Schedules of Investments.

(b)	Consists of the holding: Freedom Foods Group Ltd.

(c)	Consists of the holding: Choppies Enterprises Ltd. and Comair Ltd.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures, written options, forwards and swap contracts.

	Other Financial Instruments at Value
Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities Fund
Written Options	$(168,694)	$(71,400)	$-	$(240,094)

The fair valued security (Level 3) held in the Australia/New Zealand Fund consisted of Freedom Foods Group Ltd., a diversified company operating in the health food sector, domiciled in Australia. A series of events occurred that resulted in the halting of the shares from trading on the Australian Securities Exchange and a fair value determination of $107,181 as of July 31, 2020. The factors considered in determining the fair value included the nature of the cause for the halt in trading, financial statement analysis and other relevant matters affecting the value of the company.

The fair valued securities (Level 3) held in the Africa Fund consisted of Choppies Enterprises Ltd. (“Choppies”) and Comair Ltd. Choppies is a food retail company domiciled in Botswana and Comair is an airline based in South Africa. A series of events occurred that resulted in the halting of the shares from trading on the Johannesburg exchange and a fair value determination of $499 and $11,981, as of July 31, 2020, for Choppies and Comair, respectively. The factors considered in determining the fair value included the nature of the cause for the halt in trading, financial statement analysis and other relevant matters affecting the value of the company.

The following is a summary of the Level 3 reconciliations as of July 31, 2020:

Australia/New Zealand Fund
Balance as of October 31, 2019	$-
Realized gain/(loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers in to Level 3	107,181
Transfers out of Level 3	-
Balance as of July 31, 2020	$107,181

Africa Fund
Balance as of October 31, 2019	$564
Realized gain/(loss)	-
Change in unrealized appreciation (depreciation)	(65)
Transfers in to Level 3	11,981
Transfers out of Level 3	-
Balance as of July 31, 2020	$12,480